PROMISSORY NOTE- RELATED PARTY	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
PROMISSORY NOTE- RELATED PARTY

NOTE 9 – PROMISSORY NOTE- RELATED PARTY

Dennis Liotta - March 2023 note

On March 15, 2023, the Company entered into a promissory note agreement with Dennis Liotta, an affiliate of the Company, for a total amount of $1.0 million, with an effective date of February 27, 2023 and which matured on March 31, 2024 (“March 2023 note”). The entire outstanding principal balance together with accrued but unpaid interest were due at the maturity date. The March 2023 note included a ten percent (10%) interest rate per annum. On April 1, 2024, the March 2023 note was paid in full. Promissory note from related party was zero as of September 30, 2024, and December 31, 2024, respectively.

The Company incurred zero of interest on the March 2023 note during each of the three months ended September 30, 2025 and 2024. The Company incurred zero and $23 thousand of interest expense during the nine months ended September 30, 2025 and 2024, respectively.